CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
Revenues:
System sales	$ 96,512	$ 0	$ 477,290	$ 1,319,620	$ 1,591,948	$ 718,530
Total revenues	96,512	0	477,290	1,319,620	1,591,948	718,530
Cost of Goods Sold	1,345,313	473,934	2,069,846	2,496,467	3,241,531	715,135
Gross (Loss) Profit	(1,248,801)	(473,934)	(1,592,556)	(1,176,847)	(1,649,583)	3,395
Expenses:
Sales and marketing	271,067	298,860	877,831	1,891,800	2,176,724	1,144,513
General and administrative expenses	1,598,414	1,060,401	5,165,169	6,842,084	9,003,046	11,652,419
Research and development	437,731	471,022	1,033,435	1,792,653	2,202,020	2,669,331
Depreciation and amortization	62,410	13,106	183,907	38,209	52,006	49,089
Loss from operations	(3,618,423)	(2,317,323)	(8,852,898)	(11,741,593)	(15,083,379)	(15,511,957)
Total expenses	2,369,622	1,843,389	7,260,342	10,564,746	13,433,796	15,515,352
Other income (expenses):
Interest income	1	329	256	1,553	1,796	5,977
Interest expense	(190,983)	(32,709)	(486,299)	(60,858)	(113,657)	(168,408)
Other income	51,620	0	62,099	0
Financing costs	0	(974,939)	0	(3,899,866)	(3,899,866)	0
Miscellaneous Income					173,163	0
Loss on disposal of equipment	0	0	0	1,893	(1,893)	0
Loss on equity investment	(47,345)	(17,128)	105,426	52,037	(153,019)	(108,785)
Amortization of discount on convertible debt	(559,090)	0	(1,414,594)	0
Gain (loss) on fair value of derivative	(2,867,674)	0	(2,579,818)	0
Total other income (expenses)	(3,613,471)	(1,024,447)	(4,523,782)	(4,013,101)	(3,993,476)	(271,216)
Loss before provision for income taxes	(7,231,894)	(3,341,770)	(13,376,680)	(15,754,694)	(19,076,855)	(15,783,173)
Provision for income taxes	25	10,429	2,055	18,021	25,149	6,386
Net loss	$ (7,231,919)	$ (3,352,199)	$ (13,378,735)	$ (15,772,715)	$ (19,102,004)	$ (15,789,559)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.98)	$ (0.46)	$ (1.83)	$ (2.22)	$ (2.68)	$ (3.18)
Weighted average number of shares - basic and diluted (in shares)	7,354,554	7,277,192	7,305,825	7,111,900	7,117,078	4,960,954